Leases - Supplementary information on cash flow (Details) - JPY (¥) ¥ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows	¥ 391,650	¥ 99,758	¥ 797,623	¥ 375,270
Right-of-use assets obtained in exchange for lease liabilities	¥ 490,342	¥ 189,240	¥ 604,703	¥ 749,008
Weighted average remaining lease term (in years)	2 years 10 months 24 days	3 years 1 month 6 days	2 years 9 months 18 days	3 years 3 months 18 days
Weighted average discount rate	1.45%	1.45%	1.45%	1.45%
Year ending December 31:
2021 (remainder)	¥ 430,043		¥ 667,823
2022	620,210		493,800
2023	363,730		246,751
2024	183,145		122,654
2025	110,723		70,448
2026 and thereafter	132,480		98,245
Total	1,840,331		1,699,721
Less: Interest component	(78,116)		(48,509)
Present value of minimum lease payments	1,762,215		1,651,212
Short-term lease liability	702,685		658,320	¥ 704,024
Long-term lease liability - net of current portion	¥ 1,059,530		¥ 992,892	¥ 1,136,799